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                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

              REPORT FOR CALENDAR MONTH ENDING: September 30, 2002



                       Morgan Grenfell SMALLCap Fund, Inc.

               (Name of registered closed-end investment company)

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
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                                                                         Approximate Asset
                                                                        Value or approximate
                                        Number of                        asset coverage per
  Date of each    Identification of       Shares                          share at time of     Name of Seller or of
  Transaction          Security         Purchased     Price per Share         purchase            Seller's Broker
---------------------------------------------------------------------------------------------------------------------
     9/4/02          Common Stock              2,700       8.272               9.250              Weeden & Co. LP
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     9/5/02          Common Stock              2,700       8.349               9.456              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
     9/6/02          Common Stock              2,000       8.181               9.272              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
     9/9/02          Common Stock              2,500       8.283               9.519              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
    9/10/02          Common Stock              2,500       8.326               9.596              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
    9/12/02          Common Stock              2,500       8.390               9.632              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
    9/13/02          Common Stock              2,500       8.350               9.418              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
    9/13/02          Common Stock              5,000       8.350               9.418              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
    9/16/02          Common Stock              3,000       8.275               9.380              Weeden & Co. LP
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    9/17/02          Common Stock             15,000       8.443               9.343              Weeden & Co. LP
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    9/17/02          Common Stock              3,000       8.490               9.343              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------
    9/18/02          Common Stock              3,000       8.220               9.170              Weeden & Co. LP
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    9/19/02          Common Stock              3,000       7.910               9.073              Weeden & Co. LP
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    9/20/02          Common Stock              3,000       7.846               8.864              Weeden & Co. LP
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    9/23/02          Common Stock              2,900       7.700               8.854              Weeden & Co. LP
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    9/24/02          Common Stock              2,900       7.540               8.712              Weeden & Co. LP
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    9/25/02          Common Stock              2,900       7.557               8.648              Weeden & Co. LP
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    9/26/02          Common Stock              2,900       7.800               8.873              Weeden & Co. LP
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    9/27/02          Common Stock              2,900       7.695               9.018              Weeden & Co. LP
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    9/30/02          Common Stock              2,900       7.733               8.846              Weeden & Co. LP
---------------------------------------------------------------------------------------------------------------------

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REMARKS:
                                             Morgan Grenfell SMALLCap Fund, Inc.
                                             -----------------------------------
                                                   Name of Registrant

                                             By: /s/ Fran Pollack-Matz
                                                ----------------------
                                             Fran Pollack-Matz
                                             Secretary

                           RULES AND INSTRUCTIONS FOR

                                  FORM N-23-C-1

1. Use of Form. - Form N-23C-1 is prescribed for use by registered closed-end investment companies in reporting purchases of securities of which they are the issuers, pursuant to Section 23(c)(3) of the Investment Company Act of 1940 and Rule N-23C-1 thereunder. A statement on this form must be filed for every month during which any such purchase is made. No statement need be filed for any month in which there have been no such purchases.

2. Time for Filing Statements. - Statements on this form shall be filed in duplicate with the Commission on or before the 10/th/ day of the calendar month following that in which the purchase occurred. A statement will be deemed to have been filed with the Commission on the date it is received.

3. Exhibits. - If the space provided for listing purchases is insufficient, separate sheets of the same size as the form should be used and attached to the form as exhibits. Each such sheet should be identified at the top as follows: "Exhibit No. __ referring to report on Form N-23C-1 dated ___." Appropriate reference to any such exhibits should also be made in the space provided in the form itself for listing purchases.

4. Explanatory Matter. - Statements may contain, under the heading "Remarks," any additional explanations as to the purchases that are deemed relevant by the registrant.

                                      -3-